Subsequent Events (Details) (USD $)	0 Months Ended	1 Months Ended			9 Months Ended		12 Months Ended						0 Months Ended			1 Months Ended					3 Months Ended		12 Months Ended		9 Months Ended		0 Months Ended	9 Months Ended						12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended												12 Months Ended																0 Months Ended
	Oct. 31, 2013	Apr. 17, 2013	Apr. 24, 2013	Jun. 29, 2012	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2012	Sep. 17, 2012	Apr. 30, 2014 Restricted Stock Units (RSUs) [Member]	Dec. 16, 2013 Restricted Stock Units (RSUs) [Member]	Oct. 23, 2013 Restricted Stock Units (RSUs) [Member]	Oct. 16, 2013 Private Placement [Member]	Jul. 10, 2013 Private Placement [Member]	Apr. 24, 2013 Private Placement [Member]	Dec. 31, 2013 Private Placement [Member]	Aug. 31, 2013 Private Placement [Member]	Jun. 26, 2013 Private Placement [Member]	Apr. 24, 2013 Private Placement [Member]	Jul. 10, 2013 Private Placement [Member]	Apr. 30, 2014 Private Placement [Member]	Jan. 31, 2013 Private Placement [Member]	Jul. 31, 2013 Private Placement [Member]	Apr. 17, 2013 Private Placement [Member]	Apr. 30, 2014 Dave Pfanzelter [Member] Restricted Stock Units (RSUs) [Member]	Apr. 30, 2014 Wulff Services Inc. [Member]	Apr. 13, 2013 Pillar Marketing Group, Inc. [Member]	Apr. 30, 2014 Pillar Marketing Group, Inc. [Member]	Apr. 30, 2014 Dennis Brovarone [Member]	Apr. 30, 2014 Donna Singer [Member]	Apr. 30, 2014 Michael L. Krall [Member]	Apr. 30, 2014 Peter Wulff [Member] Restricted Stock Units (RSUs) [Member]	Apr. 30, 2014 Henery R. Lambert [Member] Restricted Stock Units (RSUs) [Member]	Jul. 31, 2013 Henery R. Lambert [Member] Restricted Stock Units (RSUs) [Member] September 10, 2014 [Member]	Jul. 31, 2013 Subsequent Event [Member]	Apr. 24, 2014 Subsequent Event [Member] Private Placement [Member]	Apr. 30, 2014 Subsequent Event [Member] Private Placement [Member]	Jul. 31, 2013 Subsequent Event [Member] Private Placement [Member]	Jul. 31, 2013 Subsequent Event [Member] Compensation Committee [Member]	Jul. 31, 2013 Subsequent Event [Member] Audit Committee [Member]	Jul. 31, 2013 Subsequent Event [Member] Dave Pfanzelter [Member]	Jul. 31, 2013 Subsequent Event [Member] Dave Pfanzelter [Member] February 15, 2016 [Member]	Jul. 31, 2013 Subsequent Event [Member] Dave Pfanzelter [Member] February 15, 2015 [Member]	Jul. 31, 2013 Subsequent Event [Member] Dave Pfanzelter [Member] February 15, 2014 [Member]	Jul. 31, 2013 Subsequent Event [Member] Dave Pfanzelter [Member] Restricted Stock Units (RSUs) [Member]	Jul. 31, 2013 Subsequent Event [Member] Wulff Services Inc. [Member]	Jul. 31, 2013 Subsequent Event [Member] Pillar Marketing Group, Inc. [Member]	Jul. 31, 2013 Subsequent Event [Member] Gary D. Cohee [Member]	Jul. 31, 2013 Subsequent Event [Member] Gary D. Cohee [Member] Restricted Stock Units (RSUs) [Member]	Jul. 31, 2013 Subsequent Event [Member] Gary D. Cohee [Member] Restricted Stock Units (RSUs) [Member] January 2015 [Member]	Jul. 31, 2013 Subsequent Event [Member] Gary D. Cohee [Member] Restricted Stock Units (RSUs) [Member] January 2016 [Member]	Jul. 31, 2013 Subsequent Event [Member] Director [Member]	Jul. 31, 2013 Subsequent Event [Member] Compensation Committee Chair [Member]	Jul. 31, 2013 Subsequent Event [Member] Audit Committee Chair [Member]	Jul. 31, 2013 Subsequent Event [Member] Dennis Brovarone [Member]	Jul. 31, 2013 Subsequent Event [Member] Donna Singer [Member]	Jul. 31, 2013 Subsequent Event [Member] Michael L. Krall [Member]	Jul. 31, 2013 Subsequent Event [Member] Peter Wulff [Member]	Jul. 31, 2013 Subsequent Event [Member] Peter Wulff [Member] Restricted Stock Units (RSUs) [Member]	Jul. 31, 2013 Subsequent Event [Member] Peter Wulff [Member] Restricted Stock Units (RSUs) [Member] March 15, 2014 [Member]	Jul. 31, 2013 Subsequent Event [Member] Peter Wulff [Member] Restricted Stock Units (RSUs) [Member] March 15, 2015 [Member]	Jul. 31, 2013 Subsequent Event [Member] Peter Wulff [Member] Restricted Stock Units (RSUs) [Member] March 15, 2016 [Member]	Jul. 31, 2013 Subsequent Event [Member] Henery R. Lambert [Member]	Jul. 31, 2013 Subsequent Event [Member] Henery R. Lambert [Member] Restricted Stock Units (RSUs) [Member]	Jul. 31, 2013 Reorginization Services [Member] Subsequent Event [Member] Pillar Marketing Group, Inc. [Member]	Feb. 28, 2013 Investor Relations [Member]	Jul. 31, 2013 Investor Relations [Member] Subsequent Event [Member] Bibicoff & McInnis [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement	$ 324,000												$ 1,782,000			$ 2,106,000	$ 1,057,000				$ 1,498,000	$ 1,501,000															$ 150,000
Shares issued	442,667												2,441,270		1,000,000	3,102,875	5,500,000				1,575,000	1,611,817														268,000	150,000
Proceeds from warrants		119,000	100,000		163,000	0								13,000				13,000					55,000												162,500	174,200
Separation Payment																																																							91,332	45,000	150,000
Cash Severance																																																								204,000	540,000
Cash Severance Payment Period																													60 months	12 months	18 months																									12 months	18 months
Common stock, issued					28,555,500		12,569,503	6,644,555	4,341,615	1,145,000					1,000,000	218,938			1,000,000				183,333				250,000	300,000		300,000	850,000															250,000	250,000	305,833	200,000							300,000	850,000								300,000	250,000	300,000
Common Stock, Value, Issued					286,000		126,000	67,000																			175,000	210,000		210,000	595,000															175,000	175,000	257,750								210,000	595,000									160,000	210,000
Medical and insurance costs																														18,000	20,000																									17,819	19,933
Medical and insurance coverage period																																																								12 months	18 months
Sale of stock, number of shares issued																																			5,500,000			2,441,270
Common stock, net proceeds					6,162,000	4,611,000	4,666,000	3,818,000											384,000				4,227,000												1,100,000			1,830,000
Common stock at a price per share									$ 1.10						$ 0.40				$ 0.40				$ 0.30	$ 0.40											$ 0.20			$ 0.75
Service Agreement Period																											2 years																				2 years																			1 year
Onetime payment related to corporate finance and restructuring efforts																										75,000		150,000																		75,000
Warrants to purchase common stock shares				81,280															500,000	91,667															250,000
Non copetitive activities period																																																									4 years
Release agreement payment																													91,000	45,000	25,000																										25,000
Monthly installment amount																													1,600	17,000	30,000																25,000									17,000	30,000
Intellectual property rights payment																															125,000																										125,000
Payment for corporate reorganization																																															150,000										3
Percent of outstanding shares issued																																															3.00%
Escrow deposit amount dedicated to severance payments																																																									500,000
Financial advisor services, amount paid																																																91,500
Chairman agreement monthly payments																																									41,700
Chairman agreement monthy payments thereafter initial payment period							12,500
Chairman agreement severance pay period																																									12 months
Chairman agreement stock option exercisable period after termination																																									90 days																	90 days					90 days
Percent of RSU's vest																																									100.00%																	100.00%					100.00%
Percent of combined voting power																																									35.00%																	35.00%					35.00%
Number Of Days To Cease Majority Voting Power																																									60 days																	60 days					60 days
Seperation payment percent of current compensation																																									200.00%																	200.00%					100.00%
Shares granted																									2,800,000							1,000,000	500,000												2,800,000														1,000,000				500,000
Share based compensation vesting percent																																		60.00%								50.00%	25.00%	25.00%						50.00%	50.00%									25.00%	25.00%	50.00%
Compensation																																																										325,000					350,000
Annual target bonus, percent of base salary																																																										50.00%					50.00%
Share based compensation vesting percent upon sales goals achievments																																																																40.00%
Share based compensation payment period																																	2 years																															2 years
Percent of share based compensation subject to time-based vesting																																																																100.00%
Annual Retainer Fee																																							$ 2,500	$ 4,000								$ 60,000				$ 60,000	$ 5,000	$ 10,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										900,000	30,000	5,100,000